Lord Abbett Tax-Free Income Trust
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973



December 4, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett Tax-Free Income Trust
        1933 Act File No. 033-43017
        1940 Act File No. 811-06418

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 25 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on January 29, 2004. Please contact the undersigned at (201) 395-2552 if you have any questions or comments.


Sincerely yours,


/s/ Kathryn A. Hayes
Kathryn A. Hayes
Legal Assistant
Lord, Abbett & Co. LLC